Share Based Compensation	12 Months Ended
Dec. 31, 2025
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION
9	SHARE BASED COMPENSATION

Share options

During the year ended December 31, 2023, the board of the directors of VSA approved the grant of options to certain officers and employees to purchase 200,000 ordinary shares of VSA at exercise price of US$0.01 per share. These options vest over a period ranging between 0.00 and 10 years. The options have a contractual term of ten years.

During the year ended December 31, 2024, the board of the directors of VSA approved the grant of options to certain officers and employees to purchase 927,405 ordinary shares of VSA at exercise price of US$0.01 per share. These options vest over a period ranging between 0.00 and 10 years. The options have a contractual term of ten years.

During the year ended December 31, 2025, the board of the directors of VSA approved the grant of options to certain officers and employees to purchase 120,000 ordinary shares of VSA at exercise price of US$0.01 per share. These options vest over a period ranging between 0.00 and 10 years. The options have a contractual term of ten years.

A summary of share options activity for the year ended December 31, 2025 is as follows:

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Share	Exercise Price	Contractual	Intrinsic
	Options	US$	Years	Value US$
Outstanding at December 31, 2024	2,374,240	0.07	6.67	311
Granted	120,000	0.01	—	—
Exercised	(665,740)	0.06	—	—
Forfeited	(1,828,500)	0.02	—	—
Outstanding at December 31, 2025	—	—	—	—
Vested and expected to vest as of December 31, 2025	—	—	—	—
Exercisable as of December 31, 2025	—	—	—	—

The total intrinsic value of options exercised during the years ended December 31, 2023, 2024 and 2025 were RMB711, RMB680 and RMB401, respectively.

At the divestiture date, all option grantees of the former business had departed, and all unvested options were treated as forfeited.

The Company calculated the fair value of the share options on the grant date using the Binomial option-pricing valuation model. The assumptions used in the valuation model are summarized in the following table.

	Year Ended December 31,
	2023	2024	2025
Expected volatility	77.77%	78.77%	78.77%
Expected dividends yield	0%	0%	0%
Exercise multiple	2.8	2.8	2.8
Risk-free interest rate per annum	4.10%	4.05%	4.05%
The fair value of underlying ordinary shares (per share)	US$0.92	US$0.20	US$0.14

The expected volatility was based on the historical volatilities of the Company and comparable publicly traded companies engaged in the similar industry.

No income tax benefit was recognized in the consolidated statements of operations and comprehensive loss as the share-based compensation expense was not tax deductible.

The fair values of the options granted for the years ended December 31, 2023, 2024 and 2025 are as follows:

	Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Weighted average grant date fair value of option per share	0.92	0.21	0.71
Aggregate grant date fair value of options	184	191	85

Non-vested shares

On March 1, 2022, the board of directors of VSA approved the grant of 50,000 non-vested shares to 1 former independent director, of which the vesting period is one year. On April 9, 2022, the board of directors of VSA approved the grant of 337,170 non-vested shares to 1 independent director and 1 former independent director, of which the vesting period is one year.

On April 9, 2023, the board of directors of VSA approved the grant of 115,050 non-vested shares to 1 independent director, of which the vesting period is one year.

On April 9, 2024, the board of directors of VSA approved the grant of 239,680 non-vested shares to 1 independent director, of which the vesting period is one year.

The board of directors of VSA has not granted any non-vested shares in 2025.

A summary of the non-vested shares activity under the 2014 Share Plan and the 2024 Share Plan for the year ended December 31, 2025 is summarized as follows:

		Weighted Average
	Number of Non- vested Shares	Grant Date Fair Value
		US$
Outstanding as of December 31, 2024	121,860	0.65
Granted	—	—
Vested	(120,195)	0.45
Forfeited	(1,665)	14.47
Outstanding as of December 31, 2025	—	—

The total fair value of shares vested during the years ended December 31, 2023, 2024 and 2025 was RMB2,916, RMB634 and RMB378, respectively.